Intangible Assets	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 9 - INTANGIBLE ASSETS:

Testing of goodwill impairment

The Company performed a goodwill impairment testing as of March 31, 2020 for its proxy services business.

The indicators for the quantitative assessment for goodwill impairment for the proxy services business included a decrease in forecasted operating results, among others, because of COVID-19 implications. For the purpose of the goodwill impairment testing of the proxy services business, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering an approximately six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth rate of the proxy services business. As a result of the impairment test, the Company recognized an impairment loss of $800 thousand related to the proxy services business. As of June 30, 2020, goodwill of the proxy services business amounts to $6,077 thousand.

The key assumptions used as part purpose of the goodwill impairment testing of the proxy services business are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%.

A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use of the proxy services business by approximately $311 thousand and $702 thousand, respectively, and could trigger a potential impairment of its goodwill.

During the second quarter of 2020, the Company performed an analysis of the impact of recent events on the fair value of the proxy services business. As part of this analysis, the Company considered the potential impacts of COVID-19 and the sensitivity of estimates and assumptions used in the last impairment test and concluded that the fair value exceeds its carrying amount by more than 9%.